Condensed consolidating financial information (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Condensed Consolidating Statements of Comprehensive Income (Loss)

Condensed Consolidating Statements of Comprehensive Income (Loss)
For the three months ended March 31, 2017
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
NET SALES:
Related parties	$—	$131,068	$149,505	$—	$280,573
Other customers	—	85,183	30	—	85,213
Total net sales	—	216,251	149,535	—	365,786
Cost of goods sold	—	213,751	135,184	—	348,935
Gross profit	—	2,500	14,351	—	16,851
Selling, general and administrative expenses	10,200	—	502	—	10,702
Other operating expense - net	—	—	973	—	973
Operating income (loss)	(10,200)	2,500	12,876	—	5,176
Interest expense	(5,148)	(379)	(44)	—	(5,571)
Interest income (expense) - affiliates	8,982	2,081	(11,063)	—	—
Interest income	80	—	150	—	230
Net loss on forward and derivative contracts	—	(15,847)	(290)	—	(16,137)
Other income (expense) - net	787	47	(450)	—	384
Income (loss) before income taxes and equity in earnings (loss) of subsidiaries and joint ventures	(5,499)	(11,598)	1,179	—	(15,918)
Income tax benefit (expense)	571	493	(756)	—	308
Income (loss) before equity in earnings (loss) of subsidiaries and joint ventures	(4,928)	(11,105)	423	—	(15,610)
Equity in earnings (loss) of subsidiaries and joint ventures	(10,211)	853	471	9,358	471
Net income (loss)	$(15,139)	$(10,252)	$894	$9,358	$(15,139)
Other comprehensive income before income tax effect	1,786	1,306	348	(1,654)	1,786
Income tax effect	(1,074)	—	8	(8)	(1,074)
Other comprehensive income	712	1,306	356	(1,662)	712
Total comprehensive income (loss)	$(14,427)	$(8,946)	$1,250	$7,696	$(14,427)

Condensed Consolidating Statements of Comprehensive Income (Loss)
For the three months ended March 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
NET SALES:
Related parties	$—	$162,120	$141,654	$(23,397)	$280,377
Third-party customers	—	38,468	9	—	38,477
Total net sales	—	200,588	141,663	(23,397)	318,854
Cost of goods sold	—	209,573	136,304	(23,971)	321,906
Gross profit (loss)	—	(8,985)	5,359	574	(3,052)
Selling, general and administrative expenses	8,299	—	1,326	—	9,625
Other operating expense - net	—	—	881	—	881
Operating income (loss)	(8,299)	(8,985)	3,152	574	(13,558)
Interest expense	(5,065)	(382)	(46)	—	(5,493)
Interest income (expense) - affiliates	9,548	—	(9,548)	—	—
Interest income	37	—	77	—	114
Net gain on forward and derivative contracts	—	353	—	—	353
Other income (expense) - net	771	(6)	(771)	—	(6)
Loss before income taxes and equity in earnings (loss) of subsidiaries and joint ventures	(3,008)	(9,020)	(7,136)	574	(18,590)
Income tax benefit	620	—	1,450	—	2,070
Loss before equity in earnings (loss) of subsidiaries and joint ventures	(2,388)	(9,020)	(5,686)	574	(16,520)
Equity in earnings (loss) of subsidiaries and joint ventures	(13,775)	—	357	13,775	357
Net loss	$(16,163)	$(9,020)	$(5,329)	$14,349	$(16,163)
Other comprehensive income before income tax effect	1,206	778	303	(1,081)	1,206
Income tax effect	(383)	—	8	(8)	(383)
Other comprehensive income	823	778	311	(1,089)	823
Total comprehensive loss	$(15,340)	$(8,242)	$(5,018)	$13,260	$(15,340)

	Condensed Consolidating Statements of Comprehensive Income (Loss)
	For the year ended December 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
NET SALES:
Related parties	$—	$668,486	$510,145	$—	$1,178,631
Third-party customers	—	140,426	37	—	140,463
Total net sales	—	808,912	510,182	—	1,319,094
Cost of goods sold	—	862,632	467,504	—	1,330,136
Gross profit (loss)	—	(53,720)	42,678	—	(11,042)
Selling, general and administrative expenses	20,704	9,853	9,707	—	40,264
Helguvik impairment	—	—	152,220	—	152,220
Ravenswood charges	—	—	26,830	—	26,830
Other operating expense - net	—	—	3,857	—	3,857
Operating loss	(20,704)	(63,573)	(149,936)	—	(234,213)
Interest expense - third parties	(20,378)	(1,659)	(179)	—	(22,216)
Interest income (expense) - affiliates	39,211	8,107	(47,318)	—	—
Interest income - third parties	182	10	566	—	758
Net gain on forward and derivative contracts	—	3,487	—	—	3,487
Other income (expense) - net	1,239	218	(138)	—	1,319
Loss before income taxes and equity in earnings (loss) of subsidiaries and joint ventures	(450)	(53,410)	(197,005)	—	(250,865)
Income tax (expense) benefit	1,925	—	(4,749)	—	(2,824)
Income (loss) before equity in earnings (loss) of subsidiaries and joint ventures	1,475	(53,410)	(201,754)	—	(253,689)
Equity in earnings (loss) of subsidiaries and joint ventures	(253,890)	12,463	1,274	241,427	1,274
Net loss	$(252,415)	$(40,947)	$(200,480)	$241,427	$(252,415)
Other comprehensive income before income tax effect	288	1,868	5,134	(7,002)	288
Income tax effect	(1,531)	—	(24)	24	(1,531)
Other comprehensive income (loss)	(1,243)	1,868	5,110	(6,978)	(1,243)
Total comprehensive loss	$(253,658)	$(39,079)	$(195,370)	$234,449	$(253,658)

	Condensed Consolidating Statements of Comprehensive Income (Loss)
	For the year ended December 31, 2015
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
NET SALES:
Related parties	$—	$1,277,474	$632,597	$(42,360)	$1,867,711
Third-party customers	—	82,327	43	(224)	82,146
Total net sales	—	1,359,801	632,640	(42,584)	1,949,857
Cost of goods sold	—	1,388,400	564,380	(44,236)	1,908,544
Gross profit (loss)	—	(28,599)	68,260	1,652	41,313
Selling, general and administrative expenses	28,000	8,798	5,317	—	42,115
Ravenswood charges	—	—	30,850	—	30,850
Other operating expense - net	—	—	7,436	—	7,436
Operating income (loss)	(28,000)	(37,397)	24,657	1,652	(39,088)
Interest expense - third parties	(20,201)	(1,567)	(186)	—	(21,954)
Interest income (expense) - affiliates	37,626	—	(37,626)	—	—
Interest income - third parties	65	4	270	—	339
Net gain on forward and derivative contracts	—	1,411	189	—	1,600
Unrealized gain on fair value of contingent consideration	—	18,337	—	—	18,337
Other income (expense) - net	1,356	(658)	2,356	(3,410)	(356)
Loss before income taxes and equity in earnings (loss) of subsidiaries and joint ventures	(9,154)	(19,870)	(10,340)	(1,758)	(41,122)
Income tax benefit (expense)	2,140	—	(11,416)	—	(9,276)
Income (loss) before equity in earnings (loss) of subsidiaries and joint ventures	(7,014)	(19,870)	(21,756)	(1,758)	(50,398)
BHH impairment	—	—	(11,584)	—	(11,584)
Equity in earnings (loss) of subsidiaries and joint ventures	(52,296)	—	2,672	52,296	2,672
Net loss	$(59,310)	$(19,870)	$(30,668)	$50,538	$(59,310)
Other comprehensive income (loss) before income tax effect	6,568	14,754	(1,114)	(13,640)	6,568
Income tax effect	(1,536)	—	33	(33)	(1,536)
Other comprehensive income (loss)	5,032	14,754	(1,081)	(13,673)	5,032
Total comprehensive loss	$(54,278)	$(5,116)	$(31,749)	$36,865	$(54,278)

	Condensed Consolidating Statements of Comprehensive Income (Loss)
	For the year ended December 31, 2014
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
NET SALES:
Related parties	$—	$715,796	$625,076	$(78,771)	$1,262,101
Third-party customers	—	669,466	31	(556)	668,941
Total net sales	—	1,385,262	625,107	(79,327)	1,931,042
Cost of goods sold	—	1,282,194	522,543	(75,494)	1,729,243
Gross profit	—	103,068	102,564	(3,833)	201,799
Selling, general and administrative expenses	32,840	11,353	5,002	—	49,195
Other operating expense - net	—	—	12,481	—	12,481
Operating income (loss)	(32,840)	91,715	85,081	(3,833)	140,123
Interest expense - third parties	(20,228)	(1,555)	(232)	—	(22,015)
Interest income (expense) - affiliates	43,688	—	(43,688)	—	—
Interest income - third parties	15	—	286	—	301
Net gain (loss) on forward and derivative contracts	(1,080)	1,259	—	—	179
Unrealized gain on fair value of contingent consideration	—	7,943	—	—	7,943
Gain on remeasurement of equity investment	—	15,955	—	—	15,955
Other income (expense) - net	518	(459)	4,564	(3,632)	991
Income (loss) before income taxes and equity in earnings of subsidiaries and joint ventures	(9,927)	114,858	46,011	(7,465)	143,477
Income tax expense	(4,777)	(493)	(13,211)	173	(18,308)
Income (loss) before equity in earnings of subsidiaries and joint ventures	(14,704)	114,365	32,800	(7,292)	125,169
Equity in earnings of subsidiaries and joint ventures	141,178	—	1,305	(141,178)	1,305
Net income	$126,474	$114,365	$34,105	$(148,470)	$126,474
Other comprehensive loss before income tax effect	(24,022)	(28,955)	(2,662)	18,967	(36,672)
Income tax effect	(1,829)	—	33	(33)	(1,829)
Other comprehensive loss	(25,851)	(28,955)	(2,629)	18,934	(38,501)
Total comprehensive income	$100,623	$85,410	$31,476	$(129,536)	$87,973

Condensed Consolidating Balance Sheet

Condensed Consolidating Balance Sheet
As of March 31, 2017
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash & cash equivalents	$39,218	$(24)	$86,701	$—	$125,895
Restricted cash	—	797	—	—	797
Accounts receivable - net	—	35,999	226	—	36,225
Due from affiliates	42	11,747	—	—	11,789
Inventories	180	155,056	89,484	—	244,720
Prepaid and other current assets	6,909	2,795	9,264	—	18,968
Total current assets	46,349	206,370	185,675	—	438,394
Property, plant and equipment - net	14,379	320,527	677,658	—	1,012,564
Investment in subsidiaries	693,468	52,093	—	(745,561)	—
Due from affiliates - long term	511,577	325,392	14,199	(851,168)	—
Other assets	28,754	49,249	28,637	(31,791)	74,849
TOTAL	$1,294,527	$953,631	$906,169	$(1,628,520)	$1,525,807

Accounts payable, trade	$4,404	$49,249	$35,048	$—	$88,701
Due to affiliates	2,637	11,475	5,908	—	20,020
Accrued and other current liabilities	13,825	24,422	19,847	—	58,094
Accrued employee benefits costs	1,932	8,314	668	—	10,914
Industrial revenue bonds	—	7,815	—	—	7,815
Total current liabilities	22,798	101,275	61,471	—	185,544
Senior notes payable	247,809	—	—	—	247,809
Accrued pension benefits costs cost - less current portion	46,136	20,211	14,307	(31,791)	48,863
Accrued postretirement benefits costs - less current portion	4,476	120,502	1,751	—	126,729
Other liabilities	4,499	31,146	28,963	—	64,608
Due to affiliates - long term	226,065	43,364	581,739	(851,168)	—
Deferred taxes	—	2,735	106,775	—	109,510
Total noncurrent liabilities	528,985	217,958	733,535	(882,959)	597,519
Preferred stock	1	—	—	—	1
Common stock	944	1	59	(60)	944
Other shareholder's equity	741,799	634,397	111,104	(745,501)	741,799
Total shareholder's equity	742,744	634,398	111,163	(745,561)	742,744
TOTAL	$1,294,527	$953,631	$906,169	$(1,628,520)	$1,525,807

Condensed Consolidating Balance Sheet
As of December 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash & cash equivalents	$36,670	$(255)	$95,988	$—	$132,403
Restricted cash	—	794	256	—	1,050
Accounts receivable - net	167	11,883	382	—	12,432
Due from affiliates	42	16,606	3	—	16,651
Inventories	180	146,689	86,694	—	233,563
Prepaid and other current assets	6,838	5,699	9,673	—	22,210
Assets held for sale	—	—	22,313	—	22,313
Total current assets	43,897	181,416	215,309	—	440,622
Property, plant and equipment - net	12,311	328,069	685,905	—	1,026,285
Investment in subsidiaries	702,659	51,240	—	(753,899)	—
Due from affiliates - long term	529,873	346,893	1,792	(878,558)	—
Other assets	28,215	49,331	27,596	(31,722)	73,420
TOTAL	$1,316,955	$956,949	$930,602	$(1,664,179)	$1,540,327

Accounts payable, trade	$6,125	$52,921	$35,914	$—	$94,960
Due to affiliates	417	9,641	5,310	—	15,368
Accrued and other current liabilities	11,950	17,744	20,406	—	50,100
Accrued employee benefits costs	1,932	8,317	668	—	10,917
Industrial revenue bonds	—	7,815	—	—	7,815
Total current liabilities	20,424	96,438	62,298	—	179,160
Senior notes payable	247,699	—	—	—	247,699
Accrued pension benefits costs cost - less current portion	46,390	20,167	14,658	(31,722)	49,493
Accrued postretirement benefits costs - less current portion	4,380	120,242	1,733	—	126,355
Other liabilities	4,160	30,920	36,946	—	72,026
Due to affiliates - long term	237,247	42,609	598,702	(878,558)	—
Deferred taxes	—	2,735	106,204	—	108,939
Total noncurrent liabilities	539,876	216,673	758,243	(910,280)	604,512
Preferred stock	1	—	—	—	1
Common stock	944	1	59	(60)	944
Other shareholder's equity	755,710	643,837	110,002	(753,839)	755,710
Total shareholder's equity	756,655	643,838	110,061	(753,899)	756,655
TOTAL	$1,316,955	$956,949	$930,602	$(1,664,179)	$1,540,327

	Condensed Consolidating Balance Sheet
	As of December 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash & cash equivalents	$36,670	$(255)	$95,988	$—	$132,403
Restricted cash	—	794	256	—	1,050
Accounts receivable - net	167	11,883	382	—	12,432
Due from affiliates	42	16,606	3	—	16,651
Inventories	180	146,689	86,694	—	233,563
Prepaid and other current assets	6,838	5,699	9,673	—	22,210
Assets held for sale	—	—	22,313	—	22,313
Total current assets	43,897	181,416	215,309	—	440,622
Property, plant and equipment - net	12,311	328,069	685,905	—	1,026,285
Investment in subsidiaries	702,659	51,240	—	(753,899)	—
Due from affiliates - long term	529,873	346,893	1,792	(878,558)	—
Other assets	28,215	49,331	27,596	(31,722)	73,420
TOTAL	$1,316,955	$956,949	$930,602	$(1,664,179)	$1,540,327

Accounts payable, trade	$6,125	$52,921	$35,914	$—	$94,960
Due to affiliates	417	9,641	5,310	—	15,368
Accrued and other current liabilities	11,950	17,744	20,406	—	50,100
Accrued employee benefits costs	1,932	8,317	668	—	10,917
Industrial revenue bonds	—	7,815	—	—	7,815
Total current liabilities	20,424	96,438	62,298	—	179,160
Senior notes payable	247,699	—	—	—	247,699
Accrued pension benefits costs cost - less current portion	46,390	20,167	14,658	(31,722)	49,493
Accrued postretirement benefits costs - less current portion	4,380	120,242	1,733	—	126,355
Other liabilities	4,160	30,920	36,946	—	72,026
Due to affiliates - long term	237,247	42,609	598,702	(878,558)	—
Deferred taxes	—	2,735	106,204	—	108,939
Total noncurrent liabilities	539,876	216,673	758,243	(910,280)	604,512
Preferred stock	1	—	—	—	1
Common stock	944	1	59	(60)	944
Other shareholder's equity	755,710	643,837	110,002	(753,839)	755,710
Total shareholder's equity	756,655	643,838	110,061	(753,899)	756,655
TOTAL	$1,316,955	$956,949	$930,602	$(1,664,179)	$1,540,327

	Condensed Consolidating Balance Sheet
	As of December 31, 2015
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Cash & cash equivalents	$58,421	$(3,647)	$60,619	$—	$115,393
Restricted cash	—	791	—	—	791
Accounts receivable - net	104	8,891	480	—	9,475
Due from affiliates	13	14,493	2,911	—	17,417
Inventories	180	148,280	85,937	(2,525)	231,872
Prepaid and other current assets	7,713	16,242	18,457	—	42,412
Assets held for sale	—	—	30,697	—	30,697
Total current assets	66,431	185,050	199,101	(2,525)	448,057
Property, plant and equipment - net	9,188	361,626	861,442	—	1,232,256
Investment in subsidiaries	593,604	—	—	(593,604)	—
Due from affiliates - long term	632,170	—	—	(632,170)	—
Other assets	29,536	19,153	16,047	7,419	72,155
TOTAL	$1,330,929	$565,829	$1,076,590	$(1,220,880)	$1,752,468

Accounts payable, trade	$2,380	$53,145	$34,964	$—	$90,489
Due to affiliates	2,143	7,167	735	—	10,045
Accrued and other current liabilities	11,247	14,759	22,816	—	48,822
Accrued employee benefits costs	1,824	7,644	680	—	10,148
Industrial revenue bonds	—	7,815	—	—	7,815
Total current liabilities	17,594	90,530	59,195	—	167,319
Senior notes payable	247,278	—	—	—	247,278
Accrued pension benefits costs cost - less current portion	39,831	(11,021)	15,189	—	43,999
Accrued postretirement benefits costs - less current portion	4,524	119,911	1,564	—	125,999
Other liabilities	3,307	30,505	11,779	7,418	53,009
Intercompany loan	—	124,518	509,652	(634,170)	—
Deferred taxes	—	—	106,053	—	106,053
Total noncurrent liabilities	294,940	263,913	644,237	(626,752)	576,338
Preferred stock	1	—	—	—	1
Common stock	942	—	224,424	(224,424)	942
Other shareholder's equity	1,017,452	211,386	148,734	(369,704)	1,007,868
Total shareholder's equity	1,018,395	211,386	373,158	(594,128)	1,008,811
TOTAL	$1,330,929	$565,829	$1,076,590	$(1,220,880)	$1,752,468

Condensed Consolidating Statement of Cash Flows

Condensed Consolidating Statement of Cash Flows
For the three months ended March 31, 2017
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Net cash provided by (used in) operating activities	$(1,142)	$(21,757)	$11,555	$—	$(11,344)
Purchase of property, plant and equipment	(4,395)	(2,346)	(2,304)	—	(9,045)
Proceeds from sale of Ravenswood	—	—	13,585	—	13,585
Restricted and other cash deposits	—	(3)	256	—	253
Intercompany transactions	19,224	23,582	(12,406)	(30,400)	—
Net cash provided by (used in) investing activities	14,829	21,233	(869)	(30,400)	4,793
Borrowings under revolving credit facilities	233	—	—	—	233
Repayments under revolving credit facilities	(233)	—	—	—	(233)
Issuance of common stock	43	—	—	—	43
Intercompany transactions	(11,182)	755	(19,973)	30,400	—
Net cash provided by financing activities	(11,139)	755	(19,973)	30,400	43
CHANGE IN CASH AND CASH EQUIVALENTS	2,548	231	(9,287)	—	(6,508)
Cash and cash equivalents, beginning of period	36,670	(255)	95,988	—	132,403
Cash and cash equivalents, end of period	$39,218	$(24)	$86,701	$—	$125,895

Condensed Consolidating Statement of Cash Flows
For the three months ended March 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Net cash provided by (used in) operating activities	$(8,754)	$5,435	$9,956	$8,266	$14,903
Purchase of property, plant and equipment	—	(1,426)	(2,409)	—	(3,835)
Net cash used in investing activities	—	(1,426)	(2,409)	—	(3,835)
Borrowings under revolving credit facilities	371	—	—	—	371
Repayments under revolving credit facilities	(371)	—	—	—	(371)
Intercompany transactions	—	(436)	8,702	(8,266)	—
Net cash provided by (used in) financing activities	—	(436)	8,702	(8,266)	—
CHANGE IN CASH AND CASH EQUIVALENTS	(8,754)	3,573	16,249	—	11,068
Cash and cash equivalents, beginning of period	58,421	(3,647)	60,619	—	115,393
Cash and cash equivalents, end of period	$49,667	$(74)	$76,868	$—	$126,461

	Condensed Consolidating Statement of Cash Flows
	For the year ended December 31, 2016
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Net cash provided by (used in) operating activities	$(63,446)	$19,019	$82,600	$—	$38,173
Purchase of property, plant and equipment	(1,425)	(7,807)	(12,712)	—	(21,944)
Proceeds from sale of property, plant and equipment	—	—	1,040	—	1,040
Restricted and other cash deposits	—	(3)	(256)	—	(259)
Intercompany transactions	27,761	(15,305)	(937)	(11,519)	—
Net cash provided by (used in) investing activities	26,336	(23,115)	(12,865)	(11,519)	(21,163)
Borrowings under revolving credit facilities	1,179	—	—	—	1,179
Repayments under revolving credit facilities	(1,179)	—	—	—	(1,179)
Intercompany transactions	15,359	7,488	(34,366)	11,519	—
Net cash provided by (used in) financing activities	15,359	7,488	(34,366)	11,519	—
CHANGE IN CASH AND CASH EQUIVALENTS	(21,751)	3,392	35,369	—	17,010
Cash and cash equivalents, beginning of period	58,421	(3,647)	60,619	—	115,393
Cash and cash equivalents, end of period	$36,670	$(255)	$95,988	$—	$132,403

	Condensed Consolidating Statement of Cash Flows
	For the year ended December 31, 2015
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Net cash provided by operating activities	$25,423	$30,890	$65,085	$(89,532)	$31,866
Purchase of property, plant and equipment	(8,574)	(21,477)	(24,209)	(440)	(54,700)
Purchase of remaining interest in Mt. Holly smelter	11,313	—	—	—	11,313
Proceeds from sale of property, plant and equipment	—	14	—	—	14
Restricted and other cash deposits	—	(4)	14	—	10
Intercompany transactions	(4,072)	—	—	4,072	—
Net cash used in investing activities	(1,333)	(21,467)	(24,195)	3,632	(43,363)
Borrowings under revolving credit facilities	1,737	—	—	—	1,737
Repayments under revolving credit facilities	(1,737)	—	—	—	(1,737)
Repurchase of common stock	(36,352)	—	—	—	(36,352)
Intercompany transactions	—	(11,883)	(74,017)	85,900	—
Net cash used in financing activities	(36,352)	(11,883)	(74,017)	85,900	(36,352)
CHANGE IN CASH AND CASH EQUIVALENTS	(12,262)	(2,460)	(33,127)	—	(47,849)
Cash and cash equivalents, beginning of year	70,683	(1,187)	93,746	—	163,242
Cash and cash equivalents, end of year	$58,421	$(3,647)	$60,619	$—	$115,393

	Condensed Consolidating Statement of Cash Flows
	For the year ended December 31, 2014
	The Company	Combined Guarantor Subsidiaries	Combined Non-Guarantor Subsidiaries	Consolidating Adjustments	Total Consolidated
Net cash provided by operating activities	$92,338	$40,711	$139,896	$(65,265)	$207,680
Purchase of property, plant and equipment	(587)	(22,939)	(31,603)	3	(55,126)
Purchase of Sebree smelter	(1,042)	—	—	—	(1,042)
Purchase of remaining interest in Mt. Holly smelter	(65,100)	—	—	—	(65,100)
Proceeds from sale of property, plant and equipment	—	—	46	—	46
Restricted and other cash deposits	—	—	896	—	896
Net cash used in investing activities	(66,729)	(22,939)	(30,661)	3	(120,326)
Repayment of debt	(2,603)	—	—	—	(2,603)
Borrowings under revolving credit facilities	92,423	—	—	—	92,423
Repayments under revolving credit facilities	(92,423)	—	(6,000)	—	(98,423)
Issuance of common stock	403	—	—	—	403
Intercompany transactions	—	(17,801)	(47,461)	65,262	—
Net cash used in financing activities	(2,200)	(17,801)	(53,461)	65,262	(8,200)
CHANGE IN CASH AND CASH EQUIVALENTS	23,409	(29)	55,774	—	79,154
Cash and cash equivalents, beginning of year	47,274	(1,158)	37,972	—	84,088
Cash and cash equivalents, end of year	$70,683	$(1,187)	$93,746	$—	$163,242